Financial Assets and Financial Liabilities - Schedule of Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025
Current
Trade receivables	[1]	$ 638,773	$ 826,857
Loss allowance		(11,968)	(35,466)
Accrued income – Australian R&D tax incentive refund	[2]	782,313	1,110,514
Other receivables			23,688
Total		$ 1,409,118	$ 1,925,593

[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.